GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL
Total goodwill	$ 1,543,964	$ 1,540,713	$ 2,299,612
Argentina
GOODWILL
Total goodwill	1,535,508	1,535,489
Abroad business
GOODWILL
Total goodwill	$ 8,456	$ 5,224